Interest Paid Included in Net Cash Provided by Operating Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Royalties paid	$ 99.9	$ 112.4	$ 97.2
Income and mining taxes paid	298.2	334.1	299.3
Interest paid before capitalization	$ 89.4	$ 68.6	$ 61.6